Income Taxes Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance as of beginning of year	$ 28	$ 30	$ 31
Increases related to prior year tax positions	5	0	2
Decreases related to prior year tax positions	(2)	(1)	(3)
Increases related to current year tax positions	1	0	2
Decreases related to lapse of applicable statute of limitations	0	0	(1)
Decreases related to settlements with taxing authorities	(11)	(1)	(1)
Balance as of end of year	$ 21	$ 28	$ 30